Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Estimated useful lives of the Company’s property and equipment are as follows:

Leasehold improvements	Shorter of 5 – 10 years or the remaining lease term
Equipment	3 – 7 years
Fixtures and vehicles	3 – 5 years
Information regarding property and equipment, net is as follows:

	As of
(in millions)	March 31, 2026	March 31, 2025
Leasehold improvements	$218	$167
Equipment	914	545
Fixtures and vehicles	63	47
Construction in progress	129	41
Total property and equipment, gross	1,324	800
Less: Accumulated depreciation	(552)	(446)
Total property and equipment, net	$772	$354